Related Party Transactions (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits	$ 566,409,000	$ 526,881,000
Loans and Leases Receivable, Related Parties	4,036,000	6,907,000	9,121,000
Directors and Executive Officers [Member]
Deposits	2,774,000	2,094,000
Directors and Executive Officers [Member] | Minimum [Member]
Loans and Leases Receivable, Related Parties	$ 120,000